Hedging derivatives - Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	€ 1,199	€ 978	€ 704
Ineffective recognised in the income statement	11	16	63
Reclassified amount of reserves to the income statement	(706)	(1,256)	(2,622)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	0	0	0
Ineffective recognised in the income statement	7	22	59
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	0	0	0
Ineffective recognised in the income statement	(33)	30	72
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	0	0	0
Ineffective recognised in the income statement	3	(17)	(38)
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	0	0	0
Ineffective recognised in the income statement	(9)	9	25
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Ineffective recognised in the income statement	46
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	1,049	558	2,592
Cash flow hedges | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	1,063	558	2,592
Ineffective recognised in the income statement	4	(6)	4
Reclassified amount of reserves to the income statement	(706)	(1,256)	(2,622)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	1,155	163	2,179
Cash flow hedges | Interest rate risk | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	1,174	163	2,179
Ineffective recognised in the income statement	(3)	(12)	2
Reclassified amount of reserves to the income statement	(638)	(1,166)	(1,647)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(229)	312	7
Cash flow hedges | Currency risk | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(240)	312	7
Ineffective recognised in the income statement	7	20	(1)
Reclassified amount of reserves to the income statement	85	319	(416)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	8	155	164
Cash flow hedges | Interest rate and exchange rate risk | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	8	155	164
Ineffective recognised in the income statement	(10)	(14)	2
Reclassified amount of reserves to the income statement	(233)	(340)	(431)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	131	(70)	233
Reclassified amount of reserves to the income statement	80	(69)	(128)
Cash flow hedges | Inflation risk | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	131	(70)	233
Ineffective recognised in the income statement		0	1
Reclassified amount of reserves to the income statement	80	(69)	(128)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(16)	(2)	9
Cash flow hedges | Equity risk | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	(10)	(2)	9
Ineffective recognised in the income statement	10	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	136	420	(1,888)
Net foreign investments hedges | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	136	420	(1,888)
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Net foreign investments hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	136	420	(1,888)
Net foreign investments hedges | Currency risk | C) Designated elements
Disclosure of detailed information about hedged items [line items]
Earnings/(losses) recognised in another cumulative overall result	136	420	(1,888)
Ineffective recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	€ 0	€ 0	€ 0